PGIM Active Aggregate Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.0%

ASSET-BACKED SECURITIES 6.3%

Collateralized Loan Obligations 6.3%

AIG CLO, Ltd. (Cayman Islands), Series 2018-1A, Class A1R, 144A, 3 Month LIBOR + 1.120%	1.262%(c)	04/20/32	400	$399,998
Madison Park Funding XXXIV Ltd. (Cayman Islands), Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.296 (c)	04/25/32	400	400,072
Romark CLO IV Ltd. (Cayman Islands), Series 2021-4A, Class A1, 144A	- (p)	07/10/34	400	400,039
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	1.180 (c)	04/18/31	397	396,781

TOTAL ASSET-BACKED SECURITIES

(cost $1,595,911)				1,596,890

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.8%
BANK, Series 2019-BN22, Class A3	2.726	11/15/62	250	261,149
Benchmark Mortgage Trust, Series 2021-B25, Class A3	1.906	04/15/54	500	500,957
Freddie Mac STACR REMIC Trust, Series 2021- DNA3, Class M2, 144A, SOFR30A + 2.100%	2.110 (c)	10/25/33	50	50,830
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	0.842 (c)	03/25/30	281	281,497
GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/01/52	250	262,334
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3	3.123	06/13/52	500	536,646
Station Place Securitization Trust, Series 2021-8, Class A, 144A, 1 Month LIBOR + 0.800%	0.899 (c)	06/20/22	30	30,002
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	436	445,933
Series 2021-C59, Class A3	1.958	04/15/54	350	350,713

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $2,702,268)				2,720,061

CORPORATE BONDS 29.1%

Aerospace & Defense 0.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	105	105,438
Sr. Unsec’d. Notes	3.750	02/01/50	25	24,645
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	15	17,123

				147,206

Agriculture 0.3%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	15	15,695
Gtd. Notes	3.400	02/04/41	20	18,426

PGIM Active Aggregate Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668%	03/25/26	40	$39,928

				74,049

Airlines 0.3%

American Airlines 2016-2 Class AA Pass Through Trust, Pass-Through Certificates	3.200	06/15/28	8	8,138
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-Through Certificates	6.821	08/10/22	3	3,591
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	20	21,559
Sr. Unsec’d. Notes	5.125	06/15/27	35	40,980
United Airlines 2013-1 Class A Pass Through Trust, Pass-Through Certificates	4.300	08/15/25	10	10,627

				84,895

Auto Manufacturers 0.5%

General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	15	20,146
Sr. Unsec’d. Notes	6.600	04/01/36	20	26,990
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	30	31,597
Sr. Unsec’d. Notes	2.900	02/26/25	30	31,776
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800	10/16/25	20	19,955

				130,464

Banks 8.5%

Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	85	89,105
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	65	71,208
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.070%	3.970 (c)	03/05/29	190	212,948
Sr. Unsec’d. Notes, SOFR + 1.320%	2.687 (c)	04/22/32	65	66,067
Sub. Notes, MTN	4.450	03/03/26	90	102,652
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	25	26,071
BNP Paribas SA (France), Gtd. Notes, MTN	3.250	03/03/23	70	73,723
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.700	01/12/26	30	33,339
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.192%	4.075 (c)	04/23/29	90	101,555
Sr. Unsec’d. Notes, SOFR + 1.167%	2.561 (c)	05/01/32	25	25,114
Sr. Unsec’d. Notes, SOFR + 1.422%	2.976 (c)	11/05/30	50	52,420
Sub. Notes	4.400	06/10/25	65	72,989
Sub. Notes	4.450	09/29/27	25	28,605
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700	05/30/24	20	21,598
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/25/26	30	33,350
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.158%	3.814 (c)	04/23/29	85	94,317

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’)
Sr. Unsec’d. Notes, SOFR + 1.281%	2.615%(c)	04/22/32	95	$95,903
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.200	06/15/26	100	109,531
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.945%	3.509 (c)	01/23/29	160	175,525
Sr. Unsec’d. Notes, SOFR + 1.250%	2.580 (c)	04/22/32	50	50,516
Sr. Unsec’d. Notes, SOFR + 1.510%	2.739 (c)	10/15/30	65	67,407
Sub. Notes	4.250	10/01/27	25	28,790
Sub. Notes, SOFR + 2.515%	2.956 (c)	05/13/31	25	25,911
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	15	18,156
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	40	42,346
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	75	84,046
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.140%	3.772 (c)	01/24/29	115	128,097
Sr. Unsec’d. Notes, MTN, SOFR + 1.020%	1.928 (c)	04/28/32	75	71,699
Sr. Unsec’d. Notes, SOFR + 1.485%	3.217 (c)	04/22/42	10	10,217
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN, SOFR + 1.262%	2.572 (c)	02/11/31	120	122,796

				2,136,001

Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46	65	78,433
Keurig Dr Pepper, Inc., Gtd. Notes	2.250	03/15/31	25	24,774

				103,207

Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663	06/15/51	15	18,518

Building Materials 0.5%
Johnson Controls International PLC (Ireland), Sr. Unsec’d. Notes	6.000	01/15/36	15	20,156
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	25	27,466
Owens Corning,
Sr. Unsec’d. Notes	4.200	12/01/24	30	33,067
Sr. Unsec’d. Notes	7.000	12/01/36	20	28,092
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	15	16,429

				125,210

Chemicals 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.600	11/15/50	20	20,533
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	10	11,777
LYB International Finance III LLC,
Gtd. Notes	3.375	05/01/30	20	21,520
Gtd. Notes	4.200	10/15/49	20	22,015
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43	20	24,432

				100,277

PGIM Active Aggregate Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Commercial Services 0.6%
Equifax, Inc., Sr. Unsec’d. Notes	2.600%	12/01/24	25	$26,468
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	45	49,105
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	25	24,820
Massachusetts Institute of Technology, Unsec’d. Notes	4.678	07/01/14	20	27,597
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/19	15	16,119
Verisk Analytics, Inc., Sr. Unsec’d. Notes	3.625	05/15/50	10	10,242

				154,351

Computers 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	25	27,533
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	10	13,551

				41,084

Diversified Financial Services 0.2%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	25	27,364
Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32	20	19,825

				47,189

Electric 2.7%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	15	14,992
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	20	23,697
Ameren Corp., Sr. Unsec’d. Notes	2.500	09/15/24	25	26,361
Arizona Public Service Co., Sr. Unsec’d. Notes	2.600	08/15/29	10	10,397
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300	12/01/56	5	5,710
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	20	24,968
DTE Electric Co., General Ref. Mortgage	4.050	05/15/48	20	23,403
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	25	34,363
Emera US Finance LP, Gtd. Notes	4.750	06/15/46	10	11,500
Entergy Louisiana LLC, Collateral Trust	4.200	09/01/48	10	11,824
Eversource Energy, Sr. Unsec’d. Notes	4.250	04/01/29	25	28,847
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600	06/15/42	25	28,330
Florida Power & Light Co., First Mortgage	4.125	02/01/42	20	23,790
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700	04/01/24	20	21,800
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	40	48,468
Mississippi Power Co., Sr. Unsec’d. Notes	4.250	03/15/42	15	17,252
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	15	16,558
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.800	01/15/23	25	25,936
Northern States Power Co., First Mortgage	3.400	08/15/42	30	32,224
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	20	21,347
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	25	25,005
First Mortgage	3.500	08/01/50	35	30,343

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
PECO Energy Co., First Mortgage	2.800%	06/15/50	15	$14,350
PPL Capital Funding, Inc., Gtd. Notes	5.000	03/15/44	15	18,590
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	15	14,891
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	15	16,475
First Mortgage, MTN	3.700	05/01/28	15	16,863
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	15	17,598
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	15	16,273
Southern California Edison Co., First Mortgage	4.000	04/01/47	35	35,849
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	20	21,039

				679,043

Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	213,125

Food 0.2%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/19/25	25	27,019
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	10	10,006
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	10	11,203

				48,228

Forest Products & Paper 0.0%
International Paper Co., Sr. Unsec’d. Notes	5.150	05/15/46	5	6,432

Gas 0.3%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	20	21,739
NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	15	16,545
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	25	27,289

				65,573

Healthcare-Services 0.7%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	30	35,985
Ascension Health, Sr. Unsec’d. Notes	2.532	11/15/29	35	36,472
Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes	2.955	01/01/50	15	14,834
Methodist Hospital (The), Unsec’d. Notes	2.705	12/01/50	10	9,284
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	10	11,941
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700	03/30/45	10	11,909
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	20	19,780
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.875	08/15/59	15	17,088
Sr. Unsec’d. Notes	3.950	10/15/42	20	23,048

				180,341

Insurance 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	25	29,221
Chubb INA Holdings, Inc., Gtd. Notes	2.700	03/13/23	10	10,445

PGIM Active Aggregate Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500%	10/15/50	10	$10,161
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	35	37,073
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	10	10,534
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	15	16,932
Sr. Unsec’d. Notes	4.900	07/01/22	25	26,161
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	10	12,008
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	10	11,041

				163,576

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125	06/15/26	35	37,191

Machinery-Constructions & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	15	15,849

Machinery-Diversified 0.1%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.200	06/15/25	15	16,014

Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	55	60,469
Sr. Sec’d. Notes	4.908	07/23/25	10	11,373
Sr. Sec’d. Notes	6.384	10/23/35	30	39,221
Comcast Corp., Gtd. Notes	3.999	11/01/49	50	56,741
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	35	37,601
Discovery Communications LLC,
Gtd. Notes	2.950	03/20/23	30	31,255
Gtd. Notes	3.625	05/15/30	10	10,716
Gtd. Notes	5.200	09/20/47	25	29,405
ViacomCBS, Inc., Sr. Unsec’d. Notes	4.375	03/15/43	20	21,813
Walt Disney Co. (The), Gtd. Notes	3.600	01/13/51	15	16,169

				314,763

Mining 0.4%
Barrick North America Finance LLC, Gtd. Notes	5.750	05/01/43	25	33,800
Newmont Corp., Gtd. Notes	2.800	10/01/29	40	41,692
Southern Copper Corp., Sr. Unsec’d. Notes	5.250	11/08/42	10	12,114
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	07/15/41	15	19,468

				107,074

Miscellaneous Manufacturer 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.450	05/15/24	40	43,200
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	40	42,874

				86,074

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Multi-National 0.4%
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	3.750%	11/23/23	100	$107,065

Oil & Gas 1.4%
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	30	32,573
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950	01/15/23	50	51,972
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	15	16,667
Sr. Unsec’d. Notes	5.400	06/15/47	15	17,713
Chevron USA, Inc., Gtd. Notes	6.000	03/01/41	15	21,515
ConocoPhillips, Gtd. Notes, 144A	4.300	08/15/28	50	57,460
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	10	12,084
Diamondback Energy, Inc.,
Gtd. Notes	2.875	12/01/24	25	26,578
Gtd. Notes	3.500	12/01/29	15	15,926
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375	06/26/26	10	10,987
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452	04/15/51	10	10,411
Phillips 66, Gtd. Notes	2.150	12/15/30	15	14,520
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	35	34,710
Valero Energy Corp., Sr. Unsec’d. Notes	2.700	04/15/23	35	36,444

				359,560

Pharmaceuticals 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	70	75,258
Sr. Unsec’d. Notes	4.250	11/21/49	50	57,760
Sr. Unsec’d. Notes	4.550	03/15/35	40	47,685
AstraZeneca Finance LLC, Gtd. Notes	2.250	05/28/31	5	5,015
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	10	10,942
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.400	07/26/29	15	16,642
Sr. Unsec’d. Notes	5.000	08/15/45	15	19,758
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	35	40,425
Sr. Unsec’d. Notes	2.400	03/15/30	15	15,156
Sr. Unsec’d. Notes	3.400	03/15/50	25	25,152
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	50	57,333
Sr. Unsec’d. Notes	5.125	07/20/45	40	50,210
Johnson & Johnson, Sr. Unsec’d. Notes	2.450	09/01/60	10	9,027
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400	03/07/29	10	11,128
Mylan, Inc., Gtd. Notes	5.200	04/15/48	30	35,434
Pfizer, Inc., Sr. Unsec’d. Notes	2.550	05/28/40	15	14,562
Shire Acquisitions Investments Ireland DAC (Ireland),
Gtd. Notes	2.875	09/23/23	40	42,025
Gtd. Notes	3.200	09/23/26	55	60,149
Viatris, Inc., Gtd. Notes, 144A	3.850	06/22/40	30	31,038

				624,699

PGIM Active Aggregate Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 1.7%

Energy Transfer LP,
Sr. Unsec’d. Notes	4.950%	06/15/28	20	$22,982
Sr. Unsec’d. Notes	6.250	04/15/49	25	31,332
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	25	26,668
Gtd. Notes	4.850	03/15/44	25	29,688
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	25	23,711
Gtd. Notes	3.250	08/01/50	20	18,366
MPLX LP,
Sr. Unsec’d. Notes	4.500	04/15/38	15	16,671
Sr. Unsec’d. Notes	4.875	06/01/25	45	50,854
Sr. Unsec’d. Notes	5.500	02/15/49	15	18,649
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	20	25,033
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	35	36,023
Gtd. Notes	4.950	07/13/47	25	28,192
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	20	21,883
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	20	22,413
Sr. Unsec’d. Notes	5.150	06/01/42	15	16,003
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	15	15,967
Sr. Unsec’d. Notes	3.950	05/15/50	20	21,254

				425,689

Real Estate Investment Trusts (REITs) 0.8%

Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	15	15,721
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	30	32,433
Realty Income Corp., Sr. Unsec’d. Notes	3.250	01/15/31	15	16,098
Simon Property Group LP, Sr. Unsec’d. Notes	3.750	02/01/24	35	37,701
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	10	9,747
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	20	22,472
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28	10	10,075
Gtd. Notes	3.100	12/15/29	25	26,344
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500	01/15/25	15	18,860

				189,451

Retail 0.3%

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	15	17,112
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	20	22,091
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875	12/16/36	10	13,961
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	10	12,183

				65,347

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 0.4%

Broadcom, Inc.,
Gtd. Notes	3.459%	09/15/26	35	$38,075
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	50	51,057

				89,132

Software 0.2%

Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	40	37,421
Oracle Corp., Sr. Unsec’d. Notes	3.850	04/01/60	10	10,073

				47,494

Telecommunications 1.2%

AT&T, Inc.,
Sr. Unsec’d. Notes	4.300	02/15/30	25	28,506
Sr. Unsec’d. Notes	4.500	05/15/35	15	17,259
Sr. Unsec’d. Notes, 144A	3.500	09/15/53	95	90,731
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	25	24,952
Sr. Sec’d. Notes	3.000	02/15/41	25	23,500
Sr. Sec’d. Notes	3.300	02/15/51	15	14,125
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.016	12/03/29	25	28,313
Sr. Unsec’d. Notes	4.522	09/15/48	70	83,209

				310,595

Transportation 0.1%

CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	10	13,768
Union Pacific Corp., Sr. Unsec’d. Notes	3.250	02/05/50	10	10,023

				23,791

TOTAL CORPORATE BONDS

(cost $7,279,374)				7,338,557

MUNICIPAL BONDS 0.1%

New Jersey 0.1%

New Jersey Turnpike Authority	7.414	01/01/40	10	16,115

Pennsylvania 0.0%

Pennsylvania Turnpike Commission	5.511	12/01/45	10	13,708

TOTAL MUNICIPAL BONDS

(cost $29,781)				29,823

SOVEREIGN BONDS 1.0%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	10	16,260
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	218,447
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	15	18,978
TOTAL SOVEREIGN BONDS

(cost $251,425)				253,685

PGIM Active Aggregate Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 26.3%
Federal National Mortgage Assoc.	2.500%	TBA	1,750	$1,808,572
Federal National Mortgage Assoc.	3.000	TBA	1,250	1,305,100
Federal National Mortgage Assoc.	3.500	TBA	1,000	1,056,190
Federal National Mortgage Assoc.	4.000	TBA	250	267,277
Federal National Mortgage Assoc. Pool	1.500	12/01/50	139	136,663
Federal National Mortgage Assoc. Pool	2.000	05/01/36	497	514,132
Government National Mortgage Assoc.	2.500	TBA	500	517,865
Government National Mortgage Assoc.	2.500	TBA	500	516,875
Government National Mortgage Assoc. II Pool	2.000	03/20/51	498	506,712
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

(cost $6,630,780)				6,629,386

U.S. TREASURY OBLIGATIONS 25.4%
U.S. Treasury Bonds	1.875	02/15/41	270	256,584
U.S. Treasury Bonds	1.875	02/15/51	1,715	1,568,153
U.S. Treasury Bonds	2.500	02/15/46	90	94,177
U.S. Treasury Notes	0.125	04/30/23	1,100	1,099,785
U.S. Treasury Notes	0.750	03/31/26	500	499,883
U.S. Treasury Notes	0.750	04/30/26	980	979,005
U.S. Treasury Notes	1.125	02/15/31	1,203	1,154,504
U.S. Treasury Notes	1.250	04/30/28	65	65,091
U.S. Treasury Notes	1.625	05/15/31	80	80,337
U.S. Treasury Strips Coupon	2.511 (s)	08/15/44	305	175,423
U.S. Treasury Strips Coupon	2.526 (s)	02/15/46	450	248,625
U.S. Treasury Strips Coupon	2.545 (s)	11/15/45	305	169,716
TOTAL U.S. TREASURY OBLIGATIONS

(cost $6,322,214)				6,391,283

TOTAL LONG-TERM INVESTMENTS
(cost $24,811,753)				24,959,685

			Shares

SHORT-TERM INVESTMENT 22.7%
AFFILIATED MUTUAL FUND 22.7%
PGIM Core Ultra Short Bond Fund (cost $5,720,331)(wa)			5,720,331	5,720,331

TOTAL INVESTMENTS 121.7% (cost $30,532,084)				30,680,016

Liabilities in excess of other assets (21.7)%				(5,479,102)

NET ASSETS 100.0%				$25,200,914

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CLO-Collateralized Loan Obligation

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

SOFR-Secured Overnight Financing Rate Data

Strips-Separate Trading of Registered Interest and Principal of Securities

TBA-To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement date which is after the period end.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund, if applicable.

Futures contracts outstanding at May 31, 2021:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
5	2 Year U.S. Treasury Notes	Sep. 2021	$1,103,672	$297
12	5 Year U.S. Treasury Notes	Sep. 2021	1,486,219	(375)
8	U.S. Long Bond	Sep. 2021	1,252,250	351

				273

	Short Positions:
12	10 Year U.S. Treasury Notes	Sep. 2021	1,583,250	(882)
1	U.S. Ultra 10-Year Notes	Sep. 2021	144,953	(320)
10	U.S. Ultra Bond	Sep. 2021	1,852,500	(15,672)

				(16,874)

				$(16,601)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).